Income Tax - Summary of Income Tax Charge Recognized in Profit and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Current Income Tax on profits for the year	$ (31,924)	$ (11,682)	$ (6,940)
Total Current Income Tax expense	(31,924)	(11,682)	(6,940)
Increase/(decrease) in deferred income tax assets	1,757	229	(83)
Increase/(decrease) in deferred income tax liabilities	739	(133)	(624)
Total Deferred income tax benefit / (expense)	2,496	96	(707)
Income Tax expense	$ (29,428)	$ (11,586)	$ (7,647)